140

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2023

Shares						Fair Value
	EXCHANGE-TRADED FUNDS — 89.4%
	EQUITY - 89.4%
341,796	Arrow Reverse Cap 500 ETF(b)(g)					$ 7,208,546
94,534	Energy Select Sector SPDR Fund					8,047,680
66,821	Industrial Select Sector SPDR Fund					6,682,100
86,177	Invesco S&P 500 Pure Value ETF					6,552,037
122,633	iShares Europe ETF					6,395,311
74,260	iShares MSCI EAFE ETF					5,467,021
154,871	iShares MSCI Eurozone ETF					7,204,599
38,512	Technology Select Sector SPDR Fund					5,808,765
175,162	WisdomTree Trust - WisdomTree International High					6,770,011
	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,585,392)					60,136,070

	SHORT-TERM INVESTMENT — 2.4%
	MONEY MARKET FUND - 2.4%
1,647,394	First American Government Obligations Fund Class X, 4.73%(a) (Cost $1,647,394)					1,647,394

Contracts(b)
	FUTURE OPTIONS PURCHASED - 0.1%	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
70	S&P500 EMINI	GS	06/16/2023	$ 3,800	$ 13,300,000	$ 61,250
	TOTAL PUT OPTIONS PURCHASED (Cost - $317,500)

	TOTAL FUTURE OPTIONS PURCHASED (Cost - $317,500)					61,250

	TOTAL INVESTMENTS - 91.9% (Cost $60,550,286)					$ 61,844,714
	CALL OPTIONS WRITTEN - (0.2)% (Proceeds - $110,625)					(108,150)
	OTHER ASSETS IN EXCESS OF LIABILITIES - 8.3%					5,580,437
	NET ASSETS - 100.0%					$ 67,317,001

ARROW DWA TACTICAL: MACRO FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2023

Contracts(b)
	WRITTEN FUTURE OPTIONS - (0.2)%	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
CALL OPTIONS WRITTEN- (0.2)%
28	S&P500 EMINI	GS	06/16/2023	$ 4,200	$ 5,880,000	$ 108,150
TOTAL CALL OPTIONS WRITTEN (Proceeds - $110,625)

	TOTAL FUTURE OPTIONS WRITTEN (Proceeds - $110,625)					$ 108,150

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts			Expiration	Notional Amount(c)	Value and Unrealized Depreciation
57	COMEX Silver Future(d)			07/27/2023	$ 7,189,410	$ (56,090)
TOTAL FUTURES CONTRACTS

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt
GS	Goldman Sachs
(a)	Non-income producing security.
(b)	Affiliated Company - The Arrow DWA Tactical: Macro Fund holds in excess of 5% of the outstanding voting securities of the exchange traded fund.
(c)	Rate disclosed is the seven day effective yield as of April 30, 2023.
(d)	Each contract is equivalent to one futures contract.
(e)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.
(f)	All or a portion of this investment is a holding of the ADWAT Fund Limited.
(g)	Affiliated Exchange-Traded Fund.